Goodwill and Intangible Assets - Summary of Future Finite Lived Intangible Assets Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 67,983
2019	63,866
2020	62,256
2021	60,743
2022	56,179
2023 and thereafter	372,178
Net Carrying Amount	$ 683,205	$ 775,437